Derivative Instruments and Hedging Activities Derivative Instruments and Hedging Activities - text links (Details) (USD $)	3 Months Ended
	Sep. 27, 2014	Dec. 28, 2013	Sep. 28, 2013	Jun. 28, 2014	Sep. 06, 2013
Derivative [Line Items]
Derivative, Notional Amount	$ 441,000,000			$ 468,500,000
Term loans	895,000,000			930,000,000	1,000,000,000
Proceeds from Issuance of Debt		2,300,000,000
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	(2,500,000)		(13,000,000)
Interest Rate Swap [Member]
Derivative [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	2,700,000		(15,700,000)
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, Notional Amount	240,000,000			725,000,000
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net		12,800,000
Foreign Exchange Forward [Member]
Derivative [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	(5,200,000)		2,700,000
Maximum Remaining Maturity of Foreign Currency Derivatives	15 months
Foreign Exchange Forward [Member] | Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(3,300,000)		(1,500,000)
Fair Value Hedging [Member]
Derivative [Line Items]
Derivative, Notional Amount	425,000,000
Gain (Loss) on Cash Flow Hedge Ineffectiveness, Net			$ 1,700,000